The Prudential                     Clifford E. Kirsch
                                   Chief Counsel
                                   Variable Products
                                   Law Department

                                   The Prudential Insurance Company of America
                                   213 Washington Street
                                   Newark, NJ 07102-2992
                                   (201) 802-7333 fax: (201) 802-8357


                                                              May 5, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


          Re: Pruco Life of New Jersey Variable Contract Real Property Account
              (Registration No. 33-20018)


Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 9 and (ii) that the text of Post-Effective Amendment No. 9 was filed electronically on April 9, 1997 (Accession No. 0000950110-97-000623).



                                 By: /s/
                                     -------------------------------------------
                                     Clifford E. Kirsch
                                     Chief Legal Officer and Assistant Secretary
                                     Pruco Life Insurance Company of New Jersey